Equity (Details) - Schedule of movement in share capital - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement in share capital [Abstract]
Beginning balance	44,742,963	40,353,101
Ending balance	44,799,794	44,742,963
Issue of shares		4,166,667
Exercise of options into shares	4,293	164,867
Vesting of restricted shares	52,538	58,328